Summary of Components of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	$ 338,787	$ 338,787
Amortization of right-of-use assets	10,990	409,927
Interest on lease liabilities	2,804	26,504
Total finance lease cost	13,794	436,431
Total lease cost	$ 352,581	$ 775,218